Shareholders' Equity	12 Months Ended
Dec. 31, 2023
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

Note 16 — SHAREHOLDERS’ EQUITY

Common stock

Harden is a company that was established under the laws of the British Virgin Islands on April 8, 2021. Based on the Company’s Articles of Association amended on June 3, 2021, the authorized number of shares of common stock, $0.001 par value per share, was 100,000,000 shares and 9,950,000 shares were issued. The issuance of these 9,950,000 is considered as a part of the reorganization of the Company, which was retroactively applied as if the transaction occurred at the beginning of the period presented.

On May 14, 2021, the Company’s WOFE borrowed an unsecured non-interest-bearing loan of $2,467,433 (or RMB 16.1 million) from Mr. Miao, the Chairman of the Board and CEO of the Company. WOFE further acquired all the equity interests of Harden Machinery from its existing shareholders for cash consideration of $2,464,429 (or RMB 16,080,400) (the “Transaction”). The Company settled the cash portion of the reorganization on July 12, 2021. The Transaction was accounted for a common control transaction with no commercial substance, because both WOFE and Harden Machinery are ultimately controlled by the same group of the shareholders before and after the Transaction. As a result, the cash consideration of $2,464,429 paid to the original shareholders of Harden Machinery on July 12, 2021 was considered a deemed distribution back to the shareholders and recorded as a reduction of shareholders’ equity.

In connection with the reorganization, an individual investor invested $61,122 (or RMB 398,274) in exchange for 50,000 shares of the Company on March 23, 2021. The share issuance is accounted as a standalone private placement, separate from the reorganization.

As of December 31, 2023, 10,000,000 shares were issued and outstanding with par value $0.001.

Statutory reserve

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. The restricted amounts as determined pursuant to PRC statutory laws totaled $1,360,464 as of both December 31, 2023 and 2022.